Quarterly Results of Operations (Unaudited)	12 Months Ended
Dec. 31, 2011
Quarterly Results of Operations (Unaudited)
11.	Quarterly Results of Operations (Unaudited)

The following is a summary of our unaudited quarterly results of operations for the years ended December 31, 2011 and 2010 (in thousands) excluding the effects of discontinued operations. The sum of individual quarterly amounts may not agree to the annual amounts included in the consolidated statements of income due to rounding.

	Year Ended December 31, 2011
	1st Quarter (1)	2nd Quarter	3rd Quarter (2)	4th Quarter (3)
Total revenues	$20,835	$25,835	$22,994	$27,384

Net income attributable to common stockholders	$1,716	$7,002	$314	$2,281

	Year Ended December 31, 2010
	1st Quarter	2nd Quarter	3rd Quarter	4th Quarter (4)
Total revenues	$21,956	$22,627	$22,751	$22,069

Net income attributable to common stockholders	$11,629	$11,326	$9,007	$6,020

(1)	The results include $3.0 million in straight-line rent write-offs and $3.1 million in deferred financing costs write-offs in connection with our senior note issuance during the first quarter.
(2)	The results include $3.5 million in straight-line rent write-offs, $2.2 million of indemnity expense related to a operator transition, and $0.9 million of impairment recognized in the third quarter.
(3)	The results include $5.2 million of impairment recognized in the fourth quarter.
(4)	The results include $1.1 million in straight-line rent write offs recognized in the fourth quarter.

AVIV HEALTHCARE PROPERTIES LIMITED PARTNERSHIP AND SUBSIDIARIES
Quarterly Results of Operations (Unaudited)

11. Quarterly Results of Operations (Unaudited)

The following is a summary of our unaudited quarterly results of operations for the years ended December 31, 2011 and 2010 (in thousands) excluding the effects of discontinued operations. The sum of individual quarterly amounts may not agree to the annual amounts included in the consolidated statements of income due to rounding.

	Year Ended December 31, 2011
	1st Quarter (1)	2nd Quarter	3rd Quarter (2)	4th Quarter (3)
Total revenues	$20,835	$25,835	$22,994	$27,384

Net income attributable to common stockholders	$1,716	$7,002	$314	$2,281

	Year Ended December 31, 2010
	1st Quarter	2nd Quarter	3rd Quarter	4th Quarter (4)
Total revenues	$21,956	$22,627	$22,751	$22,069

Net income attributable to common stockholders	$11,629	$11,326	$9,007	$6,020

(1)	The results include $3.0 million in straight-line rent write-offs and $3.1 million in deferred financing costs write-offs in connection with our senior note issuance during the first quarter.
(2)	The results include $3.5 million in straight-line rent write-offs, $2.2 million of indemnity expense related to a operator transition, and $0.9 million of impairment recognized in the third quarter.
(3)	The results include $5.2 million of impairment recognized in the fourth quarter.
(4)	The results include $1.1 million in straight-line rent write offs recognized in the fourth quarter.